Leases - Schedule of maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	$ 1,585	$ 2,166
Current	600	581
Non-current	925	1,473
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	600	581
One to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	$ 985	$ 1,585